Loss and Loss Adjustment Expense Reserves (Tables) - Hippo Enterprises Inc And Subsidiaries [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Loss and Loss Adjustment Expense Reserves [Line Items]
Summary of the reconciliation of the beginning and ending reserve balances for loss and loss adjustment expenses, net of reinsurance
The reconciliation of the beginning and ending reserve balances for losses and loss adjustment expenses, net of reinsurance is summarized as follows for the six months ended June 30, (in millions):

	2021	2020
Reserve for losses and LAE gross of reinsurance recoverables on unpaid losses and LAE as of beginning of the period	$105.1	$—
Reinsurance recoverables on unpaid losses	(92.1)	—

Reserve for losses and LAE, net of reinsurance recoverables as of beginning of the period	13.0	—
Add: Incurred losses and LAE, net of reinsurance, related to:
Current year	39.0	5.3
Prior years	(0.3)	(0.1)

Total incurred	38.7	5.2
Deduct: Loss and LAE payments, net of reinsurance, related to:
Current year	(19.5)	(3.3)
Prior year	(5.1)	—

Total paid	(24.6)	(3.3)
Reserve for losses and LAE, net of reinsurance recoverables at end of period	27.1	1.9
Add: Reinsurance recoverables on unpaid losses and LAE at end of period	168.1	—

Reserve for losses and LAE gross of reinsurance recoverables on unpaid losses and LAE as of end of the period	$195.2	$1.9

The reconciliation of the beginning and ending reserve balances for loss and LAE, net of reinsurance is summarized as follows (in millions), reflecting the reserve balances acquired through the Company’s acquisition of Spinnaker:

2020
Reserve for losses and LAE, net of reinsurance recoverables as of January 1, 2020	$—
Add: Incurred losses and LAE, net of reinsurance, related to:
Current year	25.3
Prior years	—

Total incurred	25.3

Deduct: Loss and LAE payments, net of reinsurance, related to:
Current year	(17.0)
Prior year	(0.3)

Total paid	(17.3)

Add: Reserve for losses and LAE, net of reinsurance recoverables acquired from Spinnaker	5.0

Reserve for losses and LAE, net of reinsurance recoverables as of December 31, 2020	13.0
Add: Reinsurance recoverables on unpaid losses and LAE as of December 31, 2020	92.1

Reserve for losses and LAE gross of reinsurance recoverables on unpaid losses and LAE as of December 31, 2020	$105.1

Summary of loss and loss adjustment expenses incurred by accident year
The following tables present information about incurred and paid loss development as of December 31, 2020, net of reinsurance, as well as cumulative claim frequency and the total of IBNR reserves. The tables include unaudited information about incurred and paid claims development for the years ended December 31, 2015 through 2020. In addition, the following table shows incurred loss and LAE by accident year in aggregate as the Company has one single operating and reportable segment. (in millions, except for number of claims):

	December 31,						December 31, 2020
	2015	2016	2017	2018	2019	2020	IBNR	Cumulative Number of Reported Claims
	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Accident Year
2015	$—	$—	$—	$—	$—	$—	$—	7
2016	—	2.5	1.9	1.9	1.8	1.8	—	713
2017	—	—	5.2	4.4	4.0	4.0	—	3,118
2018	—	—	—	7.8	7.2	7.2	0.6	6,156
2019	—	—	—	—	4.8	4.9	0.3	13,676
2020	—	—	—	—	—	28.1	6.4	26,242

Total incurred Loss and Loss Adjustment Expenses, net						$46.0	$7.3	49,912

Summary of cumulative paid loss and loss adjustment expenses, net of reinsurance
The following table presents cumulative paid loss and LAE, net of reinsurance (in millions):

	December 31,
	2015	2016	2017	2018	2019	2020
	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Accident Year
2015	$—	$—	$—	$—	$—	$—
2016	—	1.2	1.8	1.9	1.8	1.8
2017	—	—	3.0	4.0	4.0	4.0
2018	—	—	—	5.3	5.7	5.7
2019	—	—	—	—	3.2	4.4
2020	—	—	—	—	—	17.1

Total paid losses and LAE, net						$33.0

Total unpaid loss and LAE reserves, net						$13.0

Ceded unpaid loss and LAE						92.1

Gross unpaid loss and LAE						$105.1

Summary of supplementary information about average historical claims duration	The following table presents supplementary information about average historical claims duration as of December 31, 2020:

Years	1	2	3	4	5
Property and Casualty	60%	28%	4%	7%	0%

Summary of the reconciliation of the net incurred and paid loss information in the loss reserve rollforward table and development tables
The reconciliation of the net incurred and paid loss information in the loss reserve rollforward table and development tables with respect to the current accident year is as follows (in millions):

	2020 — Current
	Accident Year
	Incurred	Paid
Rollforward table	$25.3	$17.0
Development table	28.1	17.1

Variance	$(2.8)	$(0.1)

Unallocated loss adjustment expense	2.2	(2.1)
Loss and LAE of Spinnaker prior to the acquisition	(5.0)	2.0